MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	$ 221,147,000	$ 170,017,000
Acquisition	2,155,000	32,729,000
Concessions, taxes and royalties	456,000	274,000
Salaries and share-based payments	4,775,000	4,433,000
Drilling, exploration, and technical consulting	3,902,000	8,413,000
Assaying, field supplies and environment	10,262,000	7,783,000
Travel and other expenditures	1,665,000	1,979,000
Total Expenditures	23,215,000	55,611,000
Environmental remediation		1,500,000
Option payments received	(128,000)	(2,285,000)
Currency translation adjustments		13,000
Disposal, impairment or reclassification		(3,709,000)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	244,234,000	221,147,000
Birch-Uchi
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	3,871,000	1,320,000
Acquisition	450,000	674,000
Concessions, taxes and royalties	0	0
Salaries and share-based payments	862,000	652,000
Drilling, exploration, and technical consulting	1,080,000	788,000
Assaying, field supplies and environment	1,143,000	261,000
Travel and other expenditures	577,000	176,000
Total Expenditures	4,112,000	2,551,000
Option payments received		0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	7,983,000	3,871,000
Springpole
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	125,829,000	104,065,000
Acquisition	1,192,000	1,566,000
Concessions, taxes and royalties	405,000	255,000
Salaries and share-based payments	2,509,000	3,406,000
Drilling, exploration, and technical consulting	1,654,000	7,400,000
Assaying, field supplies and environment	6,464,000	7,356,000
Travel and other expenditures	904,000	1,781,000
Total Expenditures	13,128,000	21,764,000
Option payments received		0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	138,957,000	125,829,000
Hope Brook
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	15,852,000	18,027,000
Acquisition	0	0
Concessions, taxes and royalties	0	0
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	0	0
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Total Expenditures	0	0
Option payments received		(2,175,000)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	15,852,000	15,852,000
Other
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	128,000	3,934,000
Acquisition	0	0
Concessions, taxes and royalties	0	0
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	0	0
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Total Expenditures	0	0
Option payments received	(128,000)	(110,000)
Currency translation adjustments		13,000
Disposal, impairment or reclassification		(3,709,000)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance		128,000
Cameron
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	32,581,000	32,329,000
Acquisition	0	0
Concessions, taxes and royalties	23,000	17,000
Salaries and share-based payments	111,000	94,000
Drilling, exploration, and technical consulting	22,000	83,000
Assaying, field supplies and environment	85,000	47,000
Travel and other expenditures	26,000	11,000
Total Expenditures	267,000	252,000
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	32,848,000	32,581,000
Duparquet (Note 6(b))
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	42,886,000	10,342,000
Acquisition	513,000	30,489,000
Concessions, taxes and royalties	28,000	2,000
Salaries and share-based payments	1,293,000	281,000
Drilling, exploration, and technical consulting	1,146,000	142,000
Assaying, field supplies and environment	2,570,000	119,000
Travel and other expenditures	158,000	11,000
Total Expenditures	5,708,000	31,044,000
Environmental remediation		1,500,000
Option payments received		0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	$ 48,594,000	$ 42,886,000